Share Capital (Details) - Schedule of share capital - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Share Capital Abstract
Ordinary shares	227,798,346	227,246,596	178,279,566
Ordinary shares, value	$ 88,436,263	$ 88,361,303	$ 62,426,991
Ordinary shares, Fully paid, shares	227,798,346	227,246,596	178,279,566
Ordinary shares, Fully paid, value	$ 88,436,263	$ 88,361,303	$ 62,426,991